UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value

Australia — 8.8%

Ampol, Ltd.	7,108	$167,118

Ansell, Ltd.	1,409	26,987

APA Group(1)	10,983	88,250

ASX, Ltd.(1)	1,525	92,201

Atlassian Corp. PLC, Class A(2)	1,600	359,728

Aurizon Holdings, Ltd.	14,009	39,563

Beach Energy, Ltd.	59,556	67,901

BHP Group, Ltd.	8,183	273,438

Brambles, Ltd.	17,422	128,650

carsales.com, Ltd.	5,155	76,104

Charter Hall Long Wale REIT	6,388	23,974

Charter Hall Retail REIT	6,757	21,107

Cleanaway Waste Management, Ltd.	15,558	34,874

Coles Group, Ltd.	12,714	167,172

Commonwealth Bank of Australia	4,049	294,296

Cromwell Property Group	20,061	12,040

CSL, Ltd.	2,517	480,370

Dexus	13,975	109,264

Domino’s Pizza Enterprises, Ltd.(1)	933	48,909

Elders, Ltd.	3,009	30,250

EVENT Hospitality and Entertainment, Ltd.(2)	2,551	26,124

Goodman Group	10,280	171,099

GPT Group (The)	22,015	78,261

GWA Group, Ltd.	11,241	17,955

Hansen Technologies, Ltd.(1)	14,633	56,636

Harvey Norman Holdings, Ltd.(1)	17,000	60,555

IDP Education, Ltd.(1)	3,186	59,105

IPH, Ltd.	4,980	26,401

IRESS, Ltd.	3,720	28,616

JB Hi-Fi, Ltd.(1)	1,878	69,554

Lendlease Corp., Ltd.(1)	4,427	37,923

Medibank Pvt, Ltd.	16,474	37,019

Metcash, Ltd.(1)	11,800	39,612

Mirvac Group	41,842	70,717

Newcrest Mining, Ltd.	2,354	44,207

NEXTDC, Ltd.(2)	5,120	39,751

Nine Entertainment Co. Holdings, Ltd.	27,192	50,965

Northern Star Resources, Ltd.(1)	3,606	24,787

Orica, Ltd.(1)	4,147	47,652

Qube Holdings, Ltd.	28,277	58,433

REA Group, Ltd.	1,183	105,982

Reece, Ltd.(1)	3,969	48,222

Rio Tinto, Ltd.	2,262	178,933

Shopping Centres Australasia Property Group	20,523	43,924

Security	Shares	Value

Australia (continued)

Sonic Healthcare, Ltd.	2,770	$71,539

Suncorp Group, Ltd.	10,185	81,775

Tabcorp Holdings, Ltd.(1)	26,454	101,166

Technology One, Ltd.	10,774	77,748

Telstra Corp., Ltd.	68,000	193,028

TPG Telecom, Ltd.	20,255	83,031

Transurban Group	22,607	227,011

Washington H. Soul Pattinson & Co., Ltd.	4,310	83,985

Waypoint REIT, Ltd.	9,833	18,536

Wesfarmers, Ltd.	7,953	275,198

Westpac Banking Corp.	3,483	58,305

Whitehaven Coal, Ltd.	32,210	110,611

Woodside Petroleum, Ltd.	8,655	188,299

Woolworths Group, Ltd.	14,196	384,045

		$5,918,906

Austria — 1.1%

ams-OSRAM AG(2)	3,049	$37,299

ANDRITZ AG	1,052	44,722

AT&S Austria Technologie & Systemtechnik AG	704	36,049

BAWAG Group AG(3)	822	39,032

CA Immobilien Anlagen AG(1)	2,034	57,446

Erste Group Bank AG	2,269	70,647

IMMOFINANZ AG	1,241	30,023

Lenzing AG	466	42,308

Oesterreichische Post AG	768	24,740

OMV AG	2,018	103,155

PIERER Mobility AG	420	34,570

S&T AG	1,191	20,135

Telekom Austria AG	8,000	57,038

Verbund AG(1)	1,229	131,367

voestalpine AG	1,029	26,777

		$755,308

Belgium — 2.4%

Ackermans & van Haaren NV	701	$124,972

Ageas S.A./NV	1,164	55,699

Anheuser-Busch InBev S.A./NV(1)	2,419	139,188

Befimmo S.A.	1,120	55,907

Cofinimmo S.A.	488	65,531

Deceuninck NV(1)	4,520	12,683

D’Ieteren Group	637	102,247

Econocom Group S.A./NV	10,730	40,998

Elia Group S.A./NV	938	149,309

Etablissements Franz Colruyt NV	478	17,553

Euronav NV	5,526	63,896

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Belgium (continued)

EVS Broadcast Equipment S.A.	1,740	$38,571

Fagron	1,130	21,196

Groupe Bruxelles Lambert S.A.	459	43,311

Melexis NV	909	78,024

Montea NV	196	23,401

Proximus SADP	7,427	129,811

Shurgard Self Storage S.A.	466	26,966

Sofina S.A.	150	45,969

Solvay S.A.	537	50,498

UCB S.A.	1,564	177,784

Umicore S.A.	2,338	89,881

VGP NV	165	42,916

		$1,596,311

Denmark — 2.3%

AP Moller - Maersk A/S, Class A	13	$36,798

AP Moller - Maersk A/S, Class B	18	52,096

Bakkafrost P/F	532	36,526

Carlsberg A/S, Class B	904	114,838

Chr. Hansen Holding A/S(1)	934	72,768

Coloplast A/S, Class B	178	23,982

Drilling Co. of 1972 A/S (The)(2)	483	24,086

DSV A/S	522	85,583

Jyske Bank A/S(2)	586	32,402

Netcompany Group A/S(2)(3)	252	14,014

Novo Nordisk A/S, Class B	2,404	274,600

Novozymes A/S, Class B	1,992	138,861

Orsted A/S(3)	1,991	220,265

Pandora A/S(1)	1,497	131,446

Ringkjoebing Landbobank A/S	652	79,954

Scandinavian Tobacco Group A/S(3)	1,702	35,479

SimCorp A/S	792	55,445

Sydbank A/S	1,310	45,029

Topdanmark A/S	972	54,545

Tryg A/S	1,584	37,663

		$1,566,380

Finland — 2.2%

Elisa Oyj	2,351	$137,819

Fortum Oyj	7,644	127,088

Kemira Oyj	2,727	35,771

Kesko Oyj, Class B	4,942	124,422

Kojamo Oyj	3,939	78,359

Kone Oyj, Class B	1,969	94,665

Neste Oyj	4,468	191,717

Nokia Oyj(2)	23,544	119,370

Security	Shares	Value

Finland (continued)

Nordea Bank Abp	13,924	$138,823

Orion Oyj, Class B	3,636	142,613

TietoEVRY Oyj(1)	956	23,983

Tokmanni Group Corp.	7,427	96,511

UPM-Kymmene Oyj	3,680	127,300

Valmet Oyj	1,377	36,877

		$1,475,318

France — 8.8%

Air Liquide S.A.	4,818	$833,554

Albioma S.A.	1,781	94,671

Alstom S.A.(1)	840	18,463

Altarea SCA	326	49,897

Amundi S.A.(3)	792	47,623

Atos SE	790	19,246

AXA S.A.(1)	8,332	220,423

Bollore SE	7,614	35,530

Bouygues S.A.(1)	1,100	37,822

Carrefour S.A.	5,094	108,031

Cie Generale des Etablissements Michelin SCA	623	77,165

Credit Agricole S.A.(1)	7,839	84,646

Danone S.A.	2,098	126,869

Dassault Systemes SE	7,700	340,527

Edenred	743	37,315

Engie S.A.(1)	16,365	193,115

EssilorLuxottica S.A.	1,642	279,547

Eurazeo SE	634	48,716

Gaztransport & Technigaz S.A.	853	101,574

Gecina S.A.	1,055	118,844

Getlink SE	2,197	40,203

Hermes International	100	123,306

ICADE	610	36,421

Klepierre S.A.	4,222	101,056

Lagardere S.A.	905	23,703

Legrand S.A.	560	49,624

LVMH Moet Hennessy Louis Vuitton SE	650	420,638

Neoen S.A.(2)(3)	335	13,385

Nexity S.A.	947	28,757

Orange S.A.	15,431	183,712

Pernod Ricard S.A.	615	126,926

Remy Cointreau S.A.	343	67,994

Rothschild & Co.	845	33,106

Rubis SCA	2,794	74,313

Sanofi(1)	5,890	622,543

Schneider Electric SE	718	103,011

SCOR SE	1,880	53,155

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)

Technip Energies NV(2)	3,214	$39,056

Teleperformance	177	63,527

Thales S.A.	600	76,815

TotalEnergies SE	9,935	487,838

Ubisoft Entertainment S.A.(2)	1,529	69,130

Vinci S.A.(1)	1,159	112,462

Vivendi SE(1)	7,168	82,329

Wendel SE	356	35,470

		$5,942,058

Germany — 8.9%

7C Solarparken AG	10,508	$48,768

adidas AG	496	100,023

Allianz SE	1,358	306,411

BASF SE	3,663	192,904

Bayer AG	2,559	168,564

Bayerische Motoren Werke AG	1,291	105,431

Bechtle AG	1,660	76,708

Beiersdorf AG	2,967	298,007

Brenntag SE	725	55,944

Covestro AG(3)	1,939	83,485

Daimler Truck Holding AG(2)	1,045	28,105

Delivery Hero SE(2)(3)	1,222	42,957

Deutsche Bank AG(2)	6,495	64,946

Deutsche Boerse AG	570	99,234

Deutsche Post AG	2,299	98,219

Deutsche Telekom AG	26,429	486,853

Deutsche Wohnen SE	3,511	100,554

E.ON SE	42,145	438,601

Evonik Industries AG	3,498	91,495

Fresenius Medical Care AG & Co. KGaA	1,012	62,933

Hamborner REIT AG	9,210	85,959

HelloFresh SE(2)	1,527	64,369

Henkel AG & Co. KGaA, PFC Shares	1,638	105,178

K+S AG(2)	1,581	53,103

Knorr-Bremse AG	346	24,675

Merck KGaA	988	183,301

Muenchener Rueckversicherungs-Gesellschaft AG	660	157,173

Nemetschek SE	684	54,278

Puma SE	927	68,207

QIAGEN NV(2)	1,735	80,013

Rational AG	97	59,174

SAP SE	4,054	410,856

Sartorius AG, PFC Shares	46	17,247

Siemens AG	2,649	325,708

Siemens Healthineers AG(3)	1,428	76,355

Security	Shares	Value

Germany (continued)

STRATEC SE	127	$14,375

Suedzucker AG	11,715	152,572

Symrise AG	1,413	168,139

TeamViewer AG(2)(3)	2,797	33,561

Telefonica Deutschland Holding AG(3)	31,010	93,263

Uniper SE	4,579	117,702

United Internet AG	2,526	81,264

VERBIO Vereinigte BioEnergie AG	449	31,818

Vitesco Technologies Group AG(2)	1,032	41,473

Volkswagen AG	307	66,576

Volkswagen AG, PFC Shares	790	122,344

Vonovia SE	6,989	278,449

Zalando SE(2)(3)	1,079	42,455

		$5,959,729

Hong Kong — 4.7%

AIA Group, Ltd.	32,400	$318,290

Bank of East Asia, Ltd. (The)	28,200	41,728

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	46,000	66,362

BOC Hong Kong Holdings, Ltd.	20,000	72,397

Budweiser Brewing Co. APAC Ltd.(3)	67,300	167,456

Cafe de Coral Holdings, Ltd.	22,000	34,539

China Evergrande New Energy Vehicle Group, Ltd.(2)(4)	88,500	28,872

China Traditional Chinese Medicine Holdings Co., Ltd.	134,000	65,288

Chow Tai Fook Jewellery Group, Ltd.	63,400	106,304

CK Asset Holdings, Ltd.	12,000	81,350

CK Hutchison Holdings, Ltd.	11,500	80,706

CLP Holdings, Ltd.	15,000	146,376

Fosun International, Ltd.	54,000	56,910

Galaxy Entertainment Group, Ltd.	35,000	199,716

Hang Seng Bank, Ltd.	2,400	42,493

Henderson Land Development Co., Ltd.	15,260	61,712

HK Electric Investments & HK Electric Investments, Ltd.	64,500	63,665

HKT Trust and HKT, Ltd.	152,000	217,710

Hong Kong & China Gas Co., Ltd.	111,906	123,423

Hysan Development Co., Ltd.	5,000	14,711

Jardine Matheson Holdings, Ltd.	2,800	148,313

Kerry Properties, Ltd.	10,000	27,041

Link REIT	12,000	103,653

MGM China Holdings, Ltd.(1)(2)	75,200	43,043

MTR Corp., Ltd.	17,000	90,323

New World Development Co., Ltd.	11,000	42,073

NWS Holdings, Ltd.	51,000	46,169

Pacific Basin Shipping, Ltd.	119,000	54,598

Power Assets Holdings, Ltd.	17,500	117,753

Sands China, Ltd.(2)	34,800	76,705

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)

Shangri-La Asia, Ltd.(2)	48,000	$36,343

Sino Land Co., Ltd.	32,000	42,297

SJM Holdings, Ltd.(1)(2)	94,000	39,486

Sun Hung Kai Properties, Ltd.	8,000	92,137

SUNeVision Holdings, Ltd.	110,000	91,385

Swire Properties, Ltd.	7,400	17,735

VSTECS Holdings, Ltd.	60,000	51,657

VTech Holdings, Ltd.	10,000	70,739

		$3,181,458

Ireland — 2.2%

Bank of Ireland Group PLC(2)	45,892	$278,138

CRH PLC	6,065	239,718

DCC PLC	1,267	95,999

Flutter Entertainment PLC(2)	2,027	203,692

ICON PLC(2)	980	221,686

Irish Residential Properties REIT PLC	42,500	65,291

Kerry Group PLC, Class A	1,947	214,880

Kingspan Group PLC	1,672	155,642

		$1,475,046

Israel — 2.2%

Amot Investments, Ltd.	5,499	$41,742

Azrieli Group, Ltd.	884	75,934

Bank Hapoalim B.M.	4,902	45,447

Bank Leumi Le-Israel B.M.	4,425	46,439

Bezeq The Israeli Telecommunication Corp., Ltd.(2)	95,648	151,629

Check Point Software Technologies, Ltd.(2)	385	48,622

Elbit Systems, Ltd.	297	64,469

Electra, Ltd.	118	80,972

Energix-Renewable Energies, Ltd.	13,304	45,074

Fiverr International, Ltd.(1)(2)	353	18,797

ICL Group, Ltd.	12,708	137,809

Kenon Holdings, Ltd.	1,599	91,323

Maytronics, Ltd.	4,367	77,540

Mizrahi Tefahot Bank, Ltd.	1,469	54,338

Nice, Ltd.(2)	490	101,885

OPC Energy, Ltd.(2)	1,911	21,008

Paz Oil Co., Ltd.(2)	650	100,740

Reit 1, Ltd.	7,407	48,052

Shufersal, Ltd.	7,005	58,937

Strauss Group, Ltd.	1,358	36,301

Teva Pharmaceutical Industries, Ltd. ADR(2)	15,917	138,637

		$1,485,695

Security	Shares	Value

Italy — 4.4%

Assicurazioni Generali SpA(1)	4,184	$79,216

Atlantia SpA(2)	6,270	149,574

Brunello Cucinelli SpA(2)	1,252	64,082

Cementir Holding NV	6,913	48,122

Davide Campari-Milano NV	18,866	212,869

De’Longhi SpA	1,200	29,100

DiaSorin SpA	977	127,979

Enel SpA	34,588	224,922

Eni SpA	20,895	292,087

Ferrari NV	1,054	221,925

FinecoBank Banca Fineco SpA	1,887	26,232

GVS SpA(3)	4,062	33,833

Infrastrutture Wireless Italiane SpA(3)	25,801	275,305

Interpump Group SpA	778	31,454

Intesa Sanpaolo SpA	43,996	89,651

Italgas SpA	7,381	47,790

Italmobiliare SpA	1,360	43,086

Iveco Group NV(2)	3,449	20,292

MFE-MediaForEurope NV, Class B(1)	9,790	9,016

Poste Italiane SpA(3)	5,564	54,522

Prysmian SpA	3,437	111,788

RAI Way SpA(3)	4,122	24,235

Recordati Industria Chimica e Farmaceutica SpA	2,623	126,398

Reply SpA	996	146,628

Saipem SpA(1)(2)	25,787	29,185

Salvatore Ferragamo SpA(2)	2,265	39,367

Saras SpA(2)	14,538	13,531

STMicroelectronics NV	7,572	279,952

Technogym SpA(1)(3)	2,741	20,689

Terna - Rete Elettrica Nazionale	8,968	73,144

UnipolSai Assicurazioni SpA	10,716	30,142

		$2,976,116

Japan — 13.0%

Advance Residence Investment Corp.	13	$35,599

Aeon Co., Ltd.	3,000	57,016

Aeon Mall Co., Ltd.	1,800	21,902

Air Water, Inc.	2,000	26,546

Ajinomoto Co., Inc.	2,100	54,561

ANA Holdings, Inc.(2)	1,100	20,736

Asahi Intecc Co., Ltd.	2,500	48,310

Asahi Kasei Corp.	8,100	66,458

Astellas Pharma, Inc.	6,200	94,399

Bandai Namco Holdings, Inc.	800	54,162

Bank of Kyoto, Ltd. (The)	500	21,784

Bridgestone Corp.	1,600	58,646

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Canon, Inc.	3,000	$69,027

Central Japan Railway Co.	200	25,177

Chiba Bank, Ltd. (The)	7,000	40,343

Chubu Electric Power Co., Inc.	8,000	80,761

Chugai Pharmaceutical Co., Ltd.	2,700	80,906

Chugoku Electric Power Co., Inc. (The)	4,500	29,639

Concordia Financial Group, Ltd.	10,800	39,302

CyberAgent, Inc.	3,200	33,808

Daicel Corp.	3,400	20,784

Daido Steel Co., Ltd.	700	19,967

Daiichi Sankyo Co., Ltd.	6,000	151,073

Daikin Industries, Ltd.	500	76,409

Daito Trust Construction Co., Ltd.	500	48,156

Daiwa House Industry Co., Ltd.	3,500	84,141

Daiwa House REIT Investment Corp.	23	55,982

Daiwa Securities Group, Inc.	7,000	34,308

East Japan Railway Co.	600	31,288

ENEOS Holdings, Inc.	31,700	111,540

Fast Retailing Co., Ltd.	100	46,041

Frontier Real Estate Investment Corp.	8	30,996

FUJIFILM Holdings Corp.	800	43,977

Fujitsu, Ltd.	300	45,345

GLP J-REIT	28	37,782

Hankyu Hanshin Holdings, Inc.	1,000	26,392

Hirose Electric Co., Ltd.	315	39,965

Hisamitsu Pharmaceutical Co., Inc.	1,100	30,136

Hitachi, Ltd.	1,300	61,654

Hoya Corp.	1,100	109,166

Hulic Co., Ltd.	4,000	33,774

Idemitsu Kosan Co., Ltd.	3,700	97,514

Industrial & Infrastructure Fund Investment Corp.	21	30,133

Ito En, Ltd.(1)	600	24,657

ITOCHU Corp.	1,500	45,271

Iwatani Corp.	1,800	71,616

Japan Exchange Group, Inc.	2,100	31,270

Japan Post Bank Co., Ltd.	2,300	17,352

Japan Post Holdings Co., Ltd.	5,300	37,163

Japan Real Estate Investment Corp.	11	53,238

Japan Tobacco, Inc.	3,400	57,840

JSR Corp.	1,500	40,733

Kajima Corp.	2,000	22,289

Kakaku.com, Inc.	1,900	39,789

Kansai Paint Co., Ltd.	1,400	19,281

Kao Corp.	1,600	64,126

KDDI Corp.	6,400	211,934

Kenedix Office Investment Corp.	6	31,360

Security	Shares	Value

Japan (continued)

Keyence Corp.	400	$160,802

Kintetsu Group Holdings Co., Ltd.	800	22,937

Kirin Holdings Co., Ltd.	3,800	55,395

Kobayashi Pharmaceutical Co., Ltd.	500	34,097

Kobe Bussan Co., Ltd.	1,400	34,131

Kuraray Co., Ltd.	2,500	19,994

Kyocera Corp.	900	47,256

Kyowa Kirin Co., Ltd.	1,300	27,400

Kyushu Electric Power Co., Inc.	6,600	41,424

Lasertec Corp.	200	26,720

Makita Corp.	1,000	29,557

Marubeni Corp.	7,000	76,409

Maruichi Steel Tube, Ltd.(1)	1,200	25,611

MatsukiyoCocokara & Co.	900	29,750

MEIJI Holdings Co., Ltd.	800	39,878

Mitsubishi Chemical Holdings Corp.	10,000	60,976

Mitsubishi Corp.(1)	2,200	73,866

Mitsubishi Electric Corp.	2,600	27,233

Mitsubishi Estate Co., Ltd.	7,600	110,706

Mitsubishi Gas Chemical Co., Inc.	1,600	23,365

Mitsubishi UFJ Financial Group, Inc.(5)	26,800	155,798

Mitsui & Co., Ltd.	1,400	33,902

Mitsui Chemicals, Inc.	1,300	29,702

Mitsui Fudosan Co., Ltd.	5,100	108,088

Mizuho Financial Group, Inc.	6,730	81,720

MS&AD Insurance Group Holdings, Inc.	1,800	53,581

Murata Manufacturing Co., Ltd.	1,500	89,411

NEC Corp.	1,500	58,194

Nexon Co., Ltd.	3,000	68,313

Nichirei Corp.	1,500	27,541

Nidec Corp.	500	32,325

Nintendo Co., Ltd.	400	182,556

Nippon Accommodations Fund, Inc.	8	39,403

Nippon Building Fund, Inc.	11	57,104

Nippon Paint Holdings Co., Ltd.	6,000	47,528

Nippon Prologis REIT, Inc.	23	63,659

Nippon Shokubai Co., Ltd.	600	24,139

Nippon Telegraph & Telephone Corp.	5,000	147,347

Nissin Foods Holdings Co., Ltd.	700	48,694

Nitori Holdings Co., Ltd.	400	41,152

Nitto Denko Corp.	700	46,985

NOF Corp.	800	30,028

Nomura Research Institute, Ltd.	2,000	56,553

NTT Data Corp.	4,400	81,127

Obic Co., Ltd.	300	44,322

Oji Holdings Corp.	9,300	44,054

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Ono Pharmaceutical Co., Ltd.	2,500	$64,226

Oriental Land Co., Ltd.	500	75,635

Osaka Gas Co., Ltd.	4,100	73,896

Otsuka Holdings Co., Ltd.	2,400	80,646

Pan Pacific International Holdings Corp.	2,000	30,627

PeptiDream, Inc.(2)	2,200	35,483

Pigeon Corp.	2,100	35,816

Rakuten Group, Inc.(1)	3,000	21,090

Resona Holdings, Inc.	12,400	53,920

Ricoh Co., Ltd.	4,000	29,208

Rinnai Corp.	600	38,352

Santen Pharmaceutical Co., Ltd.	2,700	21,964

Sekisui House, Ltd.	2,000	34,736

Seven & i Holdings Co., Ltd.	2,500	110,542

Shikoku Electric Power Co., Inc.	5,200	29,897

Shimadzu Corp.	1,200	39,231

Shimano, Inc.	300	53,155

Shin-Etsu Chemical Co., Ltd.	1,300	178,665

Shizuoka Bank, Ltd. (The)	5,800	37,526

Showa Denko K.K.	1,600	31,133

SMC Corp.	100	48,422

SoftBank Corp.	11,800	137,327

Sony Group Corp.	1,600	138,082

Square Enix Holdings Co., Ltd.	700	27,948

Sumitomo Chemical Co., Ltd.	10,900	46,349

Sumitomo Corp.	1,600	25,318

Sumitomo Mitsui Financial Group, Inc.	3,800	114,813

Sumitomo Mitsui Trust Holdings, Inc.	1,500	46,556

Sumitomo Realty & Development Co., Ltd.	2,600	68,974

Suntory Beverage & Food, Ltd.	900	35,461

Sysmex Corp.	800	52,478

Takeda Pharmaceutical Co., Ltd.	5,000	145,083

TDK Corp.	600	18,535

TEIJIN, Ltd.	1,400	14,961

Toho Gas Co., Ltd.	1,500	35,189

Tokio Marine Holdings, Inc.	2,000	108,137

Tokyo Gas Co., Ltd.	5,200	99,603

Tokyu Corp.	2,000	24,458

Toppan, Inc.	2,000	33,059

Toshiba Corp.	1,800	74,751

Tosoh Corp.	2,200	30,379

Toyo Suisan Kaisha, Ltd.	1,000	30,876

Toyobo Co., Ltd.	1,800	14,799

Toyota Industries Corp.	400	23,991

Toyota Motor Corp.	14,500	248,439

Trend Micro, Inc.	600	33,454

Security	Shares	Value

Japan (continued)

Tsuruha Holdings, Inc.	500	$25,554

Unicharm Corp.	2,200	76,542

Welcia Holdings Co., Ltd.	1,200	24,599

Yakult Honsha Co., Ltd.	500	25,890

Yamato Holdings Co., Ltd.	2,000	37,424

Yamato Kogyo Co., Ltd.	1,000	32,273

Yamazaki Baking Co., Ltd.	2,000	24,724

Z Holdings Corp.	17,000	66,739

		$8,721,192

Netherlands — 4.4%

ABN AMRO Bank NV(1)(3)	2,263	$28,132

Aegon NV(1)	12,248	63,502

ASML Holding NV	768	435,870

ASR Nederland NV	1,620	73,627

Boskalis Westminster NV	954	33,133

Corbion NV	2,072	71,837

Euronext NV(3)	576	46,150

Flow Traders(1)(3)	619	20,208

IMCD NV(1)	840	133,747

ING Groep NV	3,977	37,679

JDE Peet’s NV	1,640	48,247

Just Eat Takeaway.com NV(1)(2)(3)	2,956	80,292

Koninklijke Ahold Delhaize NV	9,251	272,867

Koninklijke DSM NV	1,609	270,488

Koninklijke KPN NV	80,454	277,614

Koninklijke Philips NV	7,407	193,553

Koninklijke Vopak NV(1)	771	20,732

NN Group NV	1,992	97,571

NSI NV	1,000	39,117

Prosus NV(1)	4,499	216,981

SBM Offshore NV	4,496	65,152

Signify NV(3)	1,727	73,065

Universal Music Group NV	7,168	166,344

Wolters Kluwer NV	2,003	202,268

		$2,968,176

New Zealand — 1.1%

a2 Milk Co., Ltd. (The)(1)(2)	19,927	$63,142

Auckland International Airport, Ltd.(2)	12,240	61,482

Contact Energy, Ltd.	9,580	50,330

Fisher & Paykel Healthcare Corp., Ltd.	3,040	41,776

Fletcher Building, Ltd.	7,381	29,402

Goodman Property Trust	27,739	40,379

Heartland Group Holdings, Ltd.	19,544	28,852

KMD Brands, Ltd.	27,332	24,221

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

New Zealand (continued)

Mercury NZ, Ltd.	13,643	$52,895

Pacific Edge, Ltd.(2)	33,981	19,637

Precinct Properties New Zealand, Ltd.	27,851	27,217

Pushpay Holdings, Ltd.(2)	16,676	14,065

SKYCITY Entertainment Group, Ltd.	23,126	43,203

Spark New Zealand, Ltd.	29,667	93,828

Xero, Ltd.(2)	1,231	81,175

Z Energy, Ltd.	22,601	54,923

		$726,527

Norway — 2.2%

Atea ASA	6,274	$74,759

Borregaard ASA	2,485	47,401

DNB Bank ASA(1)	4,962	96,150

Elmera Group ASA(3)	4,604	10,390

Entra ASA(3)	6,540	107,830

Equinor ASA	6,138	207,462

Europris ASA(3)	9,810	49,847

Gjensidige Forsikring ASA	1,701	36,366

Kongsberg Gruppen ASA	1,873	80,450

Mowi ASA	4,027	113,751

Nordic Nanovector ASA(1)(2)	9,318	14,138

Nordic Semiconductor ASA(2)	1,783	35,448

Opera, Ltd. ADR(2)	6,200	35,092

Orkla ASA(1)	8,207	66,597

Scatec ASA(1)(3)	3,300	39,886

Schibsted ASA, Class B	1,364	26,219

SFL Corp, Ltd.	2,400	23,808

SpareBank 1 SMN	2,095	29,356

Telenor ASA	10,353	146,013

Tomra Systems ASA	1,225	48,174

Veidekke ASA	3,671	47,534

Yara International ASA	2,459	125,036

		$1,461,707

Portugal — 1.2%

Banco Comercial Portugues S.A.(2)	634,436	$98,077

Corticeira Amorim SGPS S.A.	4,721	48,839

CTT-Correios de Portugal S.A.	12,855	58,105

EDP-Energias de Portugal S.A.(1)	19,728	91,946

Galp Energia SGPS S.A., Class B(1)	13,571	165,181

Jeronimo Martins SGPS S.A.	5,858	121,944

Navigator Co. S.A. (The)	25,712	105,476

NOS SGPS S.A.	17,214	72,794

REN - Redes Energeticas Nacionais SGPS S.A.	11,590	35,328

		$797,690

Security	Shares	Value

Singapore — 2.3%

Ascendas Real Estate Investment Trust	23,500	$48,351

CapitaLand Investment, Ltd.(2)	11,500	34,870

ComfortDelGro Corp., Ltd.	36,500	38,557

Flex, Ltd.(2)	9,257	152,648

Genting Singapore, Ltd.	108,600	63,052

Keppel Corp., Ltd.	17,800	87,786

Keppel Infrastructure Trust	106,657	42,587

Mapletree Commercial Trust	18,500	24,881

Mapletree Industrial Trust	18,060	33,936

Mapletree Logistics Trust	30,900	39,686

Olam Group, Ltd.	33,100	40,449

Oversea-Chinese Banking Corp., Ltd.	14,700	130,515

Raffles Medical Group, Ltd.	38,400	33,160

Sea, Ltd. ADR(2)	965	79,863

Sembcorp Industries, Ltd.	21,400	45,321

Singapore Airlines, Ltd.(1)(2)	14,800	58,337

Singapore Exchange, Ltd.	7,000	49,254

Singapore Post, Ltd.	26,100	13,403

Singapore Technologies Engineering, Ltd.	19,500	57,430

Singapore Telecommunications, Ltd.	42,000	83,823

Suntec Real Estate Investment Trust	27,000	35,669

United Overseas Bank, Ltd.	4,500	96,328

UOL Group, Ltd.	4,600	24,171

Venture Corp., Ltd.	5,000	61,380

Wilmar International, Ltd.	58,400	186,161

		$1,561,618

Spain — 4.5%

Acerinox S.A.	6,807	$71,672

Aena SME S.A.(2)(3)	1,064	150,992

Almirall S.A.	2,700	35,076

Amadeus IT Group S.A.(2)	5,033	315,382

Banco Santander S.A.(1)	70,803	206,911

Bankinter S.A.	12,265	72,178

CaixaBank S.A.(1)	33,334	107,599

Cellnex Telecom S.A.(3)	4,799	223,683

Cia de Distribucion Integral Logista Holdings S.A.	2,665	49,104

Ebro Foods S.A.(1)	2,380	42,791

Ercros SA(2)	8,525	29,233

Fluidra S.A.(1)	2,164	58,567

Grifols S.A.(1)	5,904	98,885

Iberdrola S.A.	28,131	323,248

Indra Sistemas S.A.(2)	3,340	34,037

Industria de Diseno Textil S.A.(1)	10,976	230,137

Laboratorios Farmaceuticos Rovi S.A.	1,773	121,062

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Spain (continued)

Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(1)	5,974	$8,582

Merlin Properties Socimi S.A.	18,476	200,717

Metrovacesa SA(3)	2,645	21,121

Red Electrica Corp. S.A.	2,456	49,450

Repsol S.A.	32,787	489,112

Telefonica S.A.	14,746	71,734

Viscofan S.A.	825	45,543

		$3,056,816

Sweden — 4.4%

Alfa Laval AB(1)	2,000	$55,673

Arjo AB, Class B	8,801	66,068

Assa Abloy AB, Class B(1)	2,883	72,860

Atlas Copco AB, Class A(1)	751	34,048

Axfood AB(1)	2,975	88,036

BillerudKorsnas AB	2,548	39,319

BioGaia AB, Class B	921	57,910

Boliden AB(1)	711	30,830

Castellum AB(1)	6,400	126,741

Electrolux AB, Class B(1)	3,051	46,529

Elekta AB, Class B	5,121	34,491

Embracer Group AB(1)(2)	4,344	29,035

Epiroc AB, Class A(1)	2,897	58,731

Essity AB, Class B	7,328	193,247

Evolution AB(3)	1,309	134,301

Fabege AB	7,085	85,999

Fingerprint Cards AB, Class B(1)(2)	29,632	34,129

Getinge AB, Class B	2,649	76,630

HMS Networks AB	1,113	45,555

Holmen AB, Class B	2,532	146,346

Husqvarna AB, Class B(1)	3,790	36,229

Industrivarden AB, Class A(1)	1,060	27,160

Investor AB, Class A	2,160	45,115

Investor AB, Class B	5,782	111,262

JM AB	2,031	46,906

Lundin Energy AB	4,713	194,863

MIPS AB	368	26,135

Mycronic AB	2,681	46,884

Oatly Group AB ADR(1)(2)	7,600	27,056

Securitas AB, Class B(1)	1,900	22,433

Skanska AB, Class B	1,238	23,649

Spotify Technology S.A.(2)	972	98,804

Svenska Cellulosa AB SCA, Class B	9,048	175,104

Svenska Handelsbanken AB, Class A	7,120	71,815

Swedbank AB, Class A	5,109	80,820

Security	Shares	Value

Sweden (continued)

Swedish Orphan Biovitrum AB(2)	2,203	$46,344

Tele2 AB, Class B(1)	4,040	53,547

Telefonaktiebolaget LM Ericsson, Class B	21,275	169,715

Telia Co. AB	19,206	79,717

Thule Group AB(1)(3)	1,277	44,295

Vitrolife AB	1,099	28,259

Wallenstam AB, Class B	3,540	39,141

Wihlborgs Fastigheter AB	1,734	30,063

		$2,981,794

Switzerland — 9.0%

Allreal Holding AG	346	$65,263

ALSO Holding AG	245	55,403

Baloise Holding AG	396	68,881

Banque Cantonale Vaudoise	570	48,172

Belimo Holding AG	140	69,191

BKW AG	330	40,171

Bucher Industries AG	58	20,911

Cembra Money Bank AG	670	48,344

Cie Financiere Richemont S.A.	5,363	623,131

DKSH Holding AG	773	66,373

Ems-Chemie Holding AG	104	92,781

Flughafen Zurich AG(2)	154	26,041

Forbo Holding AG	26	38,061

Geberit AG	221	126,030

Givaudan S.A.	74	294,115

Helvetia Holding AG	425	54,615

Inficon Holding AG	86	78,301

Intershop Holding AG	78	50,792

Kuehne & Nagel International AG	464	129,802

Landis+Gyr Group AG	1,111	62,004

LEM Holding S.A.	13	29,948

Logitech International S.A.	2,732	177,795

Mobilezone Holding AG	4,644	75,196

Nestle S.A.	6,911	892,169

Novartis AG	4,292	379,281

Roche Holding AG PC	1,212	449,426

Roche Holding AG, Bearer Shares	218	87,580

Schindler Holding AG	320	61,432

Schindler Holding AG PC	353	67,820

Schweiter Technologies AG(1)	45	45,275

SGS S.A.	32	82,225

SIG Group AG	5,783	121,070

Sika AG	1,144	349,444

Stadler Rail AG(1)	1,511	54,897

Swatch Group AG (The)	155	39,780

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)

Swiss Life Holding AG	264	$154,365

Swiss Prime Site AG	1,328	129,805

Swiss Re AG	262	21,486

Swisscom AG	418	247,164

UBS Group AG	8,639	146,661

Valora Holding AG	245	40,059

Zehnder Group AG	691	54,033

Zurich Insurance Group AG	683	310,949

		$6,076,242

United Kingdom — 9.1%

3i Group PLC	3,933	$64,364

Admiral Group PLC	1,052	33,114

Antofagasta PLC	2,417	46,271

Assura PLC	34,782	28,697

AstraZeneca PLC	4,331	577,934

Auto Trader Group PLC(3)	12,550	99,047

Avast PLC(3)	12,144	86,102

Aviva PLC	11,882	63,748

BAE Systems PLC	8,600	79,435

Bellway PLC	608	18,466

Berkeley Group Holdings PLC	509	25,815

Big Yellow Group PLC	2,400	43,373

BP PLC	23,461	113,265

British American Tobacco PLC	3,774	158,177

BT Group PLC	20,087	44,545

Bunzl PLC	1,400	54,013

Burberry Group PLC	1,532	30,235

Capricorn Energy PLC(2)	43,432	111,709

Compass Group PLC	5,483	115,701

Croda International PLC	729	70,805

Derwent London PLC	1,020	38,701

Direct Line Insurance Group PLC	9,041	28,695

Diversified Energy Co. PLC	103,611	156,541

DS Smith PLC	10,893	44,762

Experian PLC	2,304	79,567

Ferguson PLC	689	86,434

Fresnillo PLC	1,893	18,317

Grainger PLC	11,835	44,023

Great Portland Estates PLC	4,065	34,528

Halma PLC	5,460	167,598

Hikma Pharmaceuticals PLC	1,344	31,571

Howden Joinery Group PLC	5,263	49,828

HSBC Holdings PLC	21,374	133,569

InterContinental Hotels Group PLC	751	47,944

Intertek Group PLC	543	33,837

Security	Shares	Value

United Kingdom (continued)

Lloyds Banking Group PLC	135,333	$76,864

London Stock Exchange Group PLC	726	71,578

LondonMetric Property PLC	11,374	38,443

Marks & Spencer Group PLC(2)	30,532	52,122

Mondi PLC	3,379	63,478

Moneysupermarket.com Group PLC	7,023	15,385

National Grid PLC	18,771	278,880

NCC Group PLC(1)	21,199	48,117

Next PLC	582	43,592

Pearson PLC	5,346	51,909

Pennon Group PLC	2,714	37,714

Persimmon PLC	2,761	71,908

Phoenix Group Holdings PLC	5,262	39,856

Primary Health Properties PLC	23,037	41,778

QinetiQ Group PLC	8,311	35,260

Reckitt Benckiser Group PLC	1,454	113,391

RELX PLC	3,168	94,376

Rentokil Initial PLC	5,526	37,954

Rightmove PLC	13,046	100,286

Rio Tinto PLC	3,415	241,291

Safestore Holdings PLC	3,803	59,828

Sage Group PLC (The)	15,349	140,851

Segro PLC	8,635	144,568

Severn Trent PLC	3,397	133,507

Shell PLC	13,561	364,057

Sirius Real Estate, Ltd.	24,045	36,549

Spectris PLC	815	29,808

Spirax-Sarco Engineering PLC	358	54,021

Standard Chartered PLC	5,917	40,451

Taylor Wimpey PLC	12,334	19,398

Tesco PLC	31,547	107,175

Tritax Big Box REIT PLC	37,589	114,747

Unilever PLC	2,896	134,415

United Utilities Group PLC	9,445	135,728

Vodafone Group PLC	116,824	176,867

		$6,106,883

Total Common Stocks (identified cost $60,983,866)		$66,790,970

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 5.1%

Affiliated Fund — 0.1%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(6)	65,993	$65,993

Total Affiliated Fund (identified cost $65,993)		$65,993

Securities Lending Collateral — 5.0%
Security	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio, 0.31%(7)	3,352,039	$3,352,039

Total Securities Lending Collateral (identified cost $3,352,039)		$3,352,039

Total Short-Term Investments (identified cost $3,418,032)		$3,418,032

Total Investments — 104.3% (identified cost $64,401,898)		$70,209,002

Other Assets, Less Liabilities — (4.3)%		$(2,862,997)

Net Assets — 100.0%		$67,346,005

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at April 30, 2022. The aggregate market value of securities on loan at April 30, 2022 was $5,592,383.

(2)	Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $2,533,255 or 3.8% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).

(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

(7)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	11.1%	$7,479,100

Industrials	10.9	7,318,907

Consumer Discretionary	10.0	6,716,013

Health Care	9.7	6,553,675

Consumer Staples	9.7	6,514,444

Materials	9.5	6,400,135

Information Technology	9.0	6,084,919

Communication Services	8.5	5,747,563

Real Estate	7.8	5,223,040

Utilities	6.5	4,409,102

Energy	6.5	4,344,072

Short-Term Investments	5.1	3,418,032

Total Investments	104.3%	$70,209,002

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $64,194,854) — including $5,592,383 of securities on loan	$69,987,211

Affiliated investments, at value (identified cost $207,044)	221,791

Foreign currency, at value (identified cost $150,661)	147,771

Dividends receivable	203,915

Dividends receivable from affiliated investments	2,699

Securities lending income receivable	5,304

Tax reclaims receivable	206,685

Total assets	$70,775,376

Liabilities

Collateral for securities loaned	$3,352,039

Payable to affiliates:

Investment adviser fee	28,979

Trustees’ fees	356

Accrued expenses	47,997

Total liabilities	$3,429,371

Net Assets applicable to investors’ interest in Portfolio	$67,346,005

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income (net of foreign taxes withheld of $127,492)	$955,233

Dividend income from affiliated investments (net of foreign taxes withheld of $487)	2,771

Securities lending income, net	17,954

Total investment income	$975,958

Expenses

Investment adviser fee	$181,583

Trustees’ fees and expenses	2,145

Custodian fee	34,033

Legal and accounting services	26,983

Miscellaneous	3,280

Total expenses	$248,024

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$2

Total expense reductions	$2

Net expenses	$248,022

Net investment income	$727,936

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions	$(126,919)

Investment transactions - affiliated investments	(2,328)

Foreign currency transactions	674

Net realized loss	$(128,573)

Change in unrealized appreciation (depreciation):

Investments	$(10,389,318)

Investments - affiliated investments	12,203

Foreign currency	(24,389)

Net change in unrealized appreciation (depreciation)	$(10,401,504)

Net realized and unrealized loss	$(10,530,077)

Net decrease in net assets from operations	$(9,802,141)

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$727,936	$1,715,573

Net realized loss	(128,573)	(639,164)

Net change in unrealized appreciation (depreciation)	(10,401,504)	17,468,645

Net increase (decrease) in net assets from operations	$(9,802,141)	$18,545,054

Capital transactions:

Contributions	$3,697,942	$4,433,462

Withdrawals	(3,636,812)	(5,907,437)

Net increase (decrease) in net assets from capital transactions	$61,130	$(1,473,975)

Net increase (decrease) in net assets	$(9,741,011)	$17,071,079

Net Assets

At beginning of period	$77,087,016	$60,015,937

At end of period	$67,346,005	$77,087,016

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.68	%(1)(2)	0.68%	0.69%	0.74%	0.71%	0.68%

Net investment income	2.01	%(1)	2.31%	1.74%	2.53%	1.90%	2.30%

Portfolio Turnover	12	%(3)	23%	10%	37%	30%	26%

Total Return	(12.73	)%(3)	31.20%	(5.07)%	11.59%	(5.77)%	22.05%

Net assets, end of period (000’s omitted)	$67,346		$77,087	$60,016	$71,054	$68,042	$75,680

(1)	Annualized.

(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(3)	Not annualized.

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 53.3% and 46.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Portfolio’s financial statements for such outstanding reclaims.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

30

Tax-Managed International Equity Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.500%

$1 billion but less than $2.5 billion	0.475%

$2.5 billion but less than $5 billion	0.455%

$5 billion and over	0.440%

For the six months ended April 30, 2022, the investment adviser fee amounted to $181,583 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $2 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,698,669 and $8,917,124, respectively, for the six months ended April 30, 2022.

31

Tax-Managed International Equity Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,894,732

Gross unrealized appreciation	$11,728,465

Gross unrealized depreciation	(6,414,195)

Net unrealized appreciation	$5,314,270

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At April 30, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,592,383 and $5,882,165, respectively. Collateral received was comprised of cash of $3,352,039 and U.S. government and/or agencies securities of $2,530,126. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$3,352,039	$—	$—	$—	$3,352,039

32

Tax-Managed International Equity Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for collateral for securities loaned at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2022.

7  Investments in Affiliated Issuers and Funds

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2022, the value of the Portfolio’s investment in affiliated issuers and funds was $221,791, which represents 0.3% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Common Stocks

Mitsubishi UFJ Financial Group, Inc.	$176,569	$—	$(30,651)	$(2,323)	$12,203	$155,798	$2,695	26,800

Short-Term Investments

Cash Reserves Fund	221,857	3,408,354	(3,630,206)	(5)	—	—	72	—

Liquidity Fund	—	148,196	(82,203)	—	—	65,993	4	65,993

Total				$(2,328)	$12,203	$221,791	$2,771

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks:

Asia/Pacific	$632,688	$19,448,141		$28,872	$20,109,701

Developed Europe	406,446	44,789,128		—	45,195,574

Developed Middle East	206,056	1,279,639		—	1,485,695

Total Common Stocks	$1,245,190	$65,516,908	**	$28,872	$66,790,970

Short-Term Investments:

Affiliated Fund	$65,993	$—		$—	$65,993

Securities Lending Collateral	3,352,039	—		—	3,352,039

Total Investments	$4,663,222	$65,516,908		$28,872	$70,209,002

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

33

Tax-Managed International Equity Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2022 is not presented.

9 Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

34

Parametric

Tax-Managed International Equity Fund

April 30, 2022

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Edward J. Perkin

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

George J. Gorman

Chairperson

Alan C. Bowser**

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser**

*	Interested Trustee

**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

35

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

36

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

37

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

38

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This Page Intentionally Left Blank

Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Investment Adviser and Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.   Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date: June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 23, 2022

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date: June 23, 2022